Financial obligations (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 23, 2021	Dec. 31, 2020	Oct. 29, 2019	Oct. 29, 2018	Jun. 27, 2016	Jun. 30, 2014
Disclosure of Financial obligations [Line Items]
Finance lease	$ 10,320,000	$ 12,953,000
Financial liabilities	706,580,000	738,534,000	$ 1,057,975,000		$ 531,653,000
Classification by maturity:
Total current debt	34,219,000	35,071,000
Non-current portion (e)	672,361,000	703,463,000
Finance lease	10,320,000	12,953,000
Financial Liabilities	706,580,000	738,534,000	$ 1,057,975,000		$ 531,653,000
Sociedad Minera El Brocal S.A.A
Disclosure of Financial obligations [Line Items]
Borrowings	72,762,000	96,976,000
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount				$ 550,000,000				$ 275,000,000
Senior Notes at 5.50 Percent Due 2026 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	$ 544,062,000	541,980,000		$ 550,000,000
Classification by maturity:
Borrowings, interest rate	5.50%			5.50%
Issue price (in percent)				99.14%
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 161,893,850
Banco De Credito Del Peru - New Financial Obligation [Member] | Sociedad Minera El Brocal S.A.A
Disclosure of Financial obligations [Line Items]
Notional amount	$ 72,852,000	97,136,000
Debt issuance costs	90,000	160,000
Banco de Credito del Peru [member]
Disclosure of Financial obligations [Line Items]
Notional amount							$ 119,000,000		$ 103,373,000
Banco de Credito del Peru [member] | Empresa de Generacin Huanza S.A
Classification by maturity:
Finance Lease Liabilities IAS17	$ 79,436,000	$ 86,625,000